Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Summary of Inventories

Years ended December 31,
	2018	2017
Stockpile	$688	$-
Ore in process	61,612	16,764
Finished metal inventory	4,883	383
Supplies	4,196	4,837
	71,379	21,984
Less: non-current ore in process	7,081	-
Current portion	$64,298	$21,984